Loans and financing (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of appropriation of financial expenses

At the initial recognition they are recorded by their fair value, and after initial recognition, they are measured by the effective interest rate method. Appropriations of financial expenses according to the effective interest rate method are recognized in income, under financial expenses.

Description	Currency	Charge	Maturity	December 2021	December 2020
KFW Finnvera (ii)	USD	Libor 6M+ 0.75% p.a.	Jan 2024–Dec 2025	278,176	344,125
BAML (ii)	EUR	0.2790% p.a.	Aug 2021	-	570,844
Scotia¹ (ii)	USD	1.2410–1.7340% p.a.	Apr 2024	559,650	1,030,761
BNP Paribas (ii)	USD	2.8220% p.a.	Jan 2022	428,793	399,302
BNP Paribas (ii)	BRL	7.0907% p.a.	Jan 2024	515,166	-
Debêntures² (ii)	BRL	IPCA + 4.1682% p.a. (i)	June 2028	1,667,399	-
BNDES (i)	BRL	IPCA + 4.2283% p.a.	Nov 2031	396,281	-
Total				3,845,465	2,345,032
Current				(538,450)	(1,689,385)
Non-current				3,307,015	655,647

¹	The outstanding debt rate on December 31, 2021 with Scotia Bank is 1.4748% p.a.
²	The automatic decrease of up to 0.25bps is estimated in remunerative interest will comply with sustainable targets established in the indenture.

Insurances

(i)	Certain receivables from TIM S.A.;

(ii)	Do not have a guarantee.

Schedule of credit facilities

The table below shows the position of financing and available lines of credit:

					Amount used until 30 September 2020
Type	Currency	Term	Term	Remaining value		Amount used up to December 31, 2021
BNDES (i)	TJLP	May 2018	Mar 2022	1,090,000	1,090,000	-
BNDES (ii)	TJLP	May 2018	Mar 2022	20,000	20,000	-
FINAME (iii)	IPCA	Mar 2019	Mar 2022	390,000	-	390,000
BNB (iv)	IPCA	Jan 2020	June 2023	752,479	752,479	-
Total R$:				2,252,479	1,862,479	390,000

Objective:

(i)	Support to TIM's investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of National equipment
(ii)	Investments in social projects within the community
(iii)	Exclusive application in the acquisition of machinery and equipment, industrial systems and/or other components of national manufacture.
(iv)	Support to TIM's investment plan for the years 2020 to 2022 in the region of operation of Banco do Nordeste do Brasil

Schedule of long term portions of borrowing and financing

Loans and financing on December 31, 2021 due in long-term is in accordance with the following schedule:

2023	88,818
2024	1,125,526
2025	80,712
2026	615,727
2027	615,727
2028	618,006
2029	55,714
2030	55,714
2031	51,071
3,307,015

Schedule of nominal value of the loans

The nominal value of the loans and financing is consistent with their respective payment schedule.

Nominal value

2022	538,450
2023	88,818
2024	1,125,526
2025	80,712
2026	615,727
2027	615,727
2028	618,006
2029	55,714
2030	55,714
2031	51,071
3,845,465